Retrospective Adoption ASU 2016-18 - Schedule of Reconciliation of Cash, Cash Equivalent, and Restricted Cash (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prospective Adoption of New Accounting Pronouncements [Abstract]
Cash and cash equivalents	$ 5,750,266	$ 11,477,852	$ 14,363,899	$ 37,748,603
Restricted cash	93,382	200,000	200,000	200,000
Total cash, cash equivalents and restricted cash	$ 5,843,648	$ 11,677,852	$ 14,563,899	$ 37,948,603	$ 75,947,516	$ 4,364,007